2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Past Due Financing Receivables

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans ...........	$ 11,919,463	$ 7,217,788	$ 14,282,710	$ 33,419,961
Real Estate Loans..........	441,721	180,756	504,384	1,126,861
Sales Finance Contracts	374,821	209,845	463,957	1,048,623
Total .........................	$ 12,736,005	$ 7,608,389	$ 15,251,051	$ 35,595,445

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans ...........	$ 11,939,226	$ 6,542,571	$ 13,438,184	$ 31,919,981
Real Estate Loans..........	299,094	173,842	547,012	1,019,948
Sales Finance Contracts	391,658	203,821	448,991	1,044,470
Total .........................	$ 12,629,978	$ 6,920,234	$ 14,434,187	$ 33,984,399